PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET - Summary of balances of loans receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	¥ 601,985		¥ 294,733
Less: Allowance for credit losses	(385)		(1,250)
Financial assets receivable, net	¥ 601,600	$ 86,028	¥ 293,483